SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Net revenues Customer concentration risk Customer A USD ($)	Dec. 31, 2011 Net revenues Customer concentration risk Customer A USD ($)	Dec. 31, 2010 Net revenues Customer concentration risk Customer A USD ($)	Dec. 31, 2012 Accounts receivable Credit concentration risk Customer A USD ($)	Dec. 31, 2011 Accounts receivable Credit concentration risk Customer A USD ($)
Foreign currency risk
Cash and cash equivalent, term deposit and restricted cash balances in RMB				363,930,344	436,430,586	202,722,790
Concentration of credit risk
Percentage of concentration risk							32.00%	34.00%	34.00%	27.00%	37.00%
Total net revenues	254,063,000	227,120,000	192,863,000				79,993,000	77,387,000	64,987,000
Accounts receivable										$ 40,908,000	$ 50,528,000